Financial assets designated and otherwise mandatorily measured at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Schedules of financial investments

	2025	2024
	$m	$m
Treasury and other eligible bills	34,433	32,022
Debt securities	116,837	97,275
Equity securities	176,312	155,194
Trading securities	327,582	284,491
Loans and advances to banks[1]	10,913	6,123
Loans and advances to customers[1]	27,658	24,228
At 31 Dec	366,153	314,842
1Loans and advances to banks and customers include reverse repos, stock borrowing and other accounts.

	2025				2024
	Designated at fair value	Mandatorily measured at fair value	Total	Designated at fair value	Mandatorily measured at fair value	Total
	$m	$m	$m	$m	$m	$m
Securities	2,820	119,381	122,201	2,406	104,093	106,499
– treasury and other eligible bills	778	212	990	732	393	1,125
– debt securities	2,042	68,728	70,770	1,674	59,904	61,578
– equity securities	—	50,441	50,441	—	43,796	43,796
Loans and advances to banks and customers	1,122	7,047	8,169	951	6,120	7,071
Other	—	2,693	2,693	—	2,199	2,199
At 31 Dec	3,942	129,121	133,063	3,357	112,412	115,769

Carrying amount of financial investments
	2025	2024
	$m	$m
Financial investments measured at fair value through other comprehensive income	385,122	339,193
– treasury and other eligible bills	105,075	112,705
– debt securities	277,867	224,496
– equity securities	1,755	1,569
– other instruments	425	423
Debt instruments measured at amortised cost	182,089	153,973
– treasury and other eligible bills	23,445	22,148
– debt securities	158,644	131,825
At 31 Dec	567,211	493,166

Weighted average yields of investment debt securities
Up to 1 year	1 to 5 years	5 to 10 years	Over 10 years
	Yield	Yield	Yield	Yield
	%	%	%	%
Debt securities measured at fair value through other comprehensive income
US Treasury	2.9	3.7	2.3	2.3
US Government agencies	—	3.0	4.4	3.5
US Government-sponsored agencies	1.8	1.6	4.1	1.8
UK Government	—	3.8	2.6	1.9
Hong Kong Government	1.4	2.5	2.7	—
Other governments	2.8	4.2	4.3	2.2
Asset-backed securities	—	4.4	3.9	3.3
Corporate debt and other securities	3.2	3.9	4.2	1.3

Debt securities measured at amortised cost
US Treasury	3.2	3.8	3.7	2.0
US Government agencies	4.5	4.3	4.0	4.7
US Government-sponsored agencies	—	2.9	3.7	2.9
UK Government	—	3.3	3.0	—
Hong Kong Government	2.5	2.7	—	—
Other governments	3.2	3.1	2.5	8.0
Asset-backed securities	—	—	7.3	—
Corporate debt and other securities	3.2	3.4	3.8	4.8

HSBC Holdings carrying amount of financial investments
	2025	2024
	$m	$m
Debt instruments measured at amortised cost
Treasury and other eligible bills	15,470	9,556
Debt securities	—	772
At 31 Dec	15,470	10,328